Commitments and contingencies	9 Months Ended
Sep. 30, 2023
Commitments [Abstract]
Commitments and contingencies	Commitments and contingencies
As of September 30, 2023, there were $9.6 million in committed purchase orders or agreements for equipment and services (December 31, 2022: $9.5 million).

Legal Proceedings

The Company is and may be subject to various claims and legal proceedings in the ordinary course of its business. Due to the inherent risks and uncertainties of the litigation process, we cannot predict the final outcome or timing of claims or legal proceedings. The Company records provisions for such claims when an outflow of resources is considered probable and a reliable estimate can be made. No such provisions have been recorded by the Company.

U.S. Shareholder Class Action

On April 19, 2022, a putative securities class action lawsuit was filed in the U.S. District Court for the Eastern District of New York against the Company, its CEO, and its former CFO, on behalf of a proposed class of purchasers of the Company’s publicly traded securities during the period from February 16, 2021 through March 23, 2022. The complaint, which is captioned as Barnish v. Li-Cycle Holdings Corp., et al., 1:22-cv-02222 (E.D.N.Y.), alleges that the defendants issued false and misleading statements concerning Li-Cycle’s business, which were revealed when Blue Orca Capital published a short seller report on March 24, 2022. The complaint sought compensatory damages and an award of costs. The original complaint asserted claims under Sections 10(b) and 20(a) of the U.S. Securities Exchange Act of 1934 (the “Exchange Act”). On July 22, 2022, the court appointed The Lanigan Group, Inc. as lead plaintiff. On October 11, 2022, the lead plaintiff filed an amended complaint asserting claims pursuant to Section 14(a) of the Exchange Act and Sections 11 and 15 of the U.S. Securities Act of 1933 on behalf of a proposed class comprising: (a) all persons who were eligible to vote at Peridot Acquisition Corp.’s extraordinary general meeting held during August 2021, and (b) all persons who acquired Li-Cycle publicly traded securities pursuant to Li-Cycle’s March 2021 Registration Statement. Unlike the original complaint, the amended complaint did not assert any claims under either Section 10(b) or Section 20(a) of the Exchange Act. The claims in the amended complaint were asserted against both the Company and certain individual defendants, including Li-Cycle’s two Co-Founders, Li-Cycle’s former CFO, two current directors of Li-Cycle (who were also directors and/or officers of Peridot Acquisition Corp. at the time of the Business Combination), and certain other directors or officers of Peridot Acquisition Corp. at the time of the Business Combination. On December 19, 2022, the Company and each of the individual defendants moved to dismiss the amended complaint in its entirety. On October 6, 2023, the court granted defendants' motion to dismiss in its entirety, but granted lead plaintiff an opportunity to seek leave to replead. On October 23, 2023, lead plaintiff filed a notice of voluntary dismissal, and the court issued an order dismissing the case.